Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
Schedule of Activity of the Warrants

A summary of activity of the warrants during the years ended December 31, 2025, and 2024 is follows:

	Number of Warrants Outstanding	Weighted Average Exercise price	Weighted Average Remaining life (year)
Outstanding at December 31, 2023	-	$-	-
Grant	25,730	50	2.52
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2024	25,730	$50	2.85
Grant	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2025	25,730	$50	1.85

Exercisable at December 31, 2025	25,730	$50	1.85

Schedule of Black-Scholes Model to Value Warrants	The Company utilized the following assumptions to fair value the warrants issued during the year ended December 31, 2024. There were no warrants issued during the year ended December 31, 2025:
December 31, 2024

Expected term (in years)	2 -5 years
Expected average volatility	241 – 338%
Expected dividend yield	-
Risk-free interest rate	4.13 – 4.43%
Weighted average fair value of warrants	$0.10